FAIR VALUE MEASUREMENTS	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 8. FAIR VALUE MEASUREMENTS
The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured
and reported at fair value at each reporting period, and
non-financial
assets and liabilities that are
re-measured
and reported at fair value at least annually.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.
At September 30, 2021, investments held in the Trust account were comprised of $278,015,286
in money market funds which are invested primarily in U.S. Treasury Securities. As of September 30, 2021, the Company did not withdraw any interest income from the trust account.
The Company utilizes a Modified Black Scholes model to value the Private Placement Warrants at each reporting period, with changes in fair value recognized in the statement of operations. The estimated fair value of the warrant liabilities are determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.
Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in June 2021 after the Public Warrants were separately listed and traded.
The fair value of the Public Warrants issued in connection with the Initial Public Offering is measured based on the listed market price of such warrants, a Level 1 measurement.
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021 by level within the fair value hierarchy:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in trust account - money market funds	$278,015,286	$—	$—
Liabilities:
Derivative public warrant liabilities	9,598,614	—	—
Derivative private warrant liabilities	—	—	9,916,037

Total Fair Value	$287,613,900	$—	$9,916,037

The following table provides the significant unobservable inputs used in the Modified Black Scholes model to measure the fair value of the Private Placement Warrants:

	At March 8, 2021 (Initial Measurement)	As of September 30, 2021
Stock price	10.02	9.93
Strike price	11.50	11.50
Probability of completing a Business Combination	90.0%	100%
Remaining term (in years)	5.5	5.0
Volatility	15.00%	25.00%
Risk-free rate	0.96%	0.98%
Fair value of warrants	0.86	1.82
The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis:

Fair value as of December 31, 2020	$—
Initial measurement at March 8, 2021	13,882,167
Initial measurement of over-allotment warrants	1,034,746
Change in valuation inputs or other assumptions	1,836,968

Fair value as of March 31, 2021	$16,753,881
Transfer of Public Warrants to Level 1	(6,075,072)
Change in valuation inputs or other assumptions	(54,483)

Fair value as of June 30, 2021	10,624,326
Change in valuation inputs or other assumptions	(708,289)
Fair value as of September 30, 2021	9,916,037

The Company recognized a loss in connection with the changes in fair value of warrant liabilities of $4,597,734 for the nine months ended September 30, 2021 and a gain in connection with the changes in fair value of warrant liabilities of $1,437,239 for the three months ended September 30, 2021.